Investment Objectives and Goals - Aptus Laddered Buffer ETF	Mar. 29, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Aptus Laddered Buffer ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Aptus Laddered Buffer ETF (the “Fund”) seeks to provide investors with capital appreciation.